Document and Entity Information	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	GRAPHIC PACKAGING HOLDING CO
Entity Incorporation State Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address Address Line 1	1500 Riveredge Parkway
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001408075
Amendment Flag	false